INCOME TAX (CREDIT)/EXPENSE (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unrecognised deferred tax assets - continuing operations
Increase in net operating losses	$ 841	$ 406
Increase (Decrease) in net operating losses	$ 3,964	$ 3,655
Increase (Decrease) in net operating losses, percentage	13.21%	15.76%
USA [Member]
Unrecognised deferred tax assets - continuing operations
Increase in net operating losses	$ 1,117	$ 2,174
Increase in net operating losses, percentage	3.72%	9.38%
Temporary differences	$ 129	$ 19
Temporary differences, percentage	0.43%	0.08%
Brazil [Member]
Unrecognised deferred tax assets - continuing operations
Increase (Decrease) in net operating losses	$ 608	$ (20)
Increase (Decrease) in net operating losses, percentage	2.03%	(0.09%)
Ireland [Member]
Unrecognised deferred tax assets - continuing operations
Increase (Decrease) in net operating losses	$ 2,110	$ 1,482
Increase (Decrease) in net operating losses, percentage	7.03%	6.39%